Stock-Based Compensation (Details 5) (Lattice Model One, Warrant)	9 Months Ended
Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	7 years
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	91.00%
Risk free interest rate	1.98%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	90.00%
Risk free interest rate	1.89%